Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Asset retirement obligation
Asset retirement obligation - beginning balance	$ 212,417		$ 189,745
Additional liabilities accrued	5,945		2,664
Revisions in estimated cash outflows	22,588	[1]	5,888
Acquisitions of assets			3,891
Disposition of assets	(2,972)		(2,252)
Accretion expense	15,632	[2]	12,481
Asset retirement obligation - ending balance	253,610		212,417
U.S. Cellular
Asset retirement obligation
Asset retirement obligation - beginning balance	143,402		128,709
Additional liabilities accrued	5,578		2,105
Revisions in estimated cash outflows	22,588	[1]	5,888
Disposition of assets	(2,674)		(1,323)
Accretion expense	10,713	[2]	8,023
Asset retirement obligation - ending balance	179,607		143,402
U.S. Cellular | Divestiture Transaction
Asset retirement obligation
Revisions in estimated cash outflows	14,900
Accretion expense	200
TDS Telecom
Asset retirement obligation
Asset retirement obligation - beginning balance	65,209		61,036
Additional liabilities accrued	367		559
Acquisitions of assets			140
Disposition of assets	(298)		(929)
Accretion expense	4,691		4,403
Asset retirement obligation - ending balance	69,969		65,209
Non-Reportable Segment
Asset retirement obligation
Asset retirement obligation - beginning balance	3,806
Acquisitions of assets			3,751
Accretion expense	228		55
Asset retirement obligation - ending balance	$ 4,034		$ 3,806

[1]	In 2012, U.S. Cellular included $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction.
[2]	In 2012, U.S. Cellular included $0.2 million of incremental accretion related to the Divestiture Transaction.